LLOMIS SAYLES FUNDS

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated December 11, 2018 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2018, Natixis Funds Statements of Additional Information, dated February 1, 2018, April 1, 2018, May 1, 2018 and June 1, 2018, and the Natixis ETFs Statements of Additional Information, dated May 1, 2018, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Loomis Sayles Small Cap Value
ASG Dynamic Allocation Fund	Loomis Sayles Small/Mid Cap Growth Fund
ASG Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Income Fund
ASG Tactical U.S. Market Fund	McDonnell Intermediate Municipal Bond Fund
Gateway Fund	Mirova Global Green Bond Fund
Gateway Equity Call Premium Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Bond Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles Core Plus Bond Fund	Natixis Oakmark Fund
Loomis Sayles Fixed Income Fund	Natixis Oakmark International Fund
Loomis Sayles Global Allocation Fund	Natixis Seeyond International Minimum Volatility ETF
Loomis Sayles Global Bond Fund	Natixis Sustainable Future 2015 FundSM
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2020 FundSM
Loomis Sayles Growth Fund	Natixis Sustainable Future 2025 FundSM
Loomis Sayles High Income Fund	Natixis Sustainable Future 2030 FundSM
Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2035 FundSM
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2040 FundSM
Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2045 FundSM
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2050 FundSM
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2055 FundSM
Loomis Sayles Investment Grade Fixed Income	Natixis Sustainable Future 2060 FundSM
Loomis Sayles Limited Term Government and Agency Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Securitized Asset Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Small Cap Growth

Effective December 10, 2018, Rosa Licea-Mailloux has resigned as Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer of the Trusts. Accordingly, effective immediately all references to Rosa Licea-Mailloux are removed from each SAI.

Kirk Johnson has been appointed as Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer of the Trusts. Accordingly, the “Officers of the Trust” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” in each SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]
OFFICERS OF THE TRUST
Kirk Johnson (1981)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	December 2018	Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.; formerly, Associate General Counsel, Natixis Distribution, L.P.; Vice President and Counsel, Natixis Investment Managers, L.P.

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, L.P., Natixis Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a Trustee’s or officer’s current position with such entity.